UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	02/28/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
February 28, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.8%
Brazil - 8.0%
Banco do Brasil	52,300		704,546
BRF	177,500	[a]	972,998
BRF, ADR	157,187	[a]	861,385
Cia Energetica de Minas Gerais, ADR	246,225		940,579
Gerdau, ADR	232,273		940,706
Klabin	214,700		1,035,732
MRV Engenharia e Participacoes	95,300		342,772
Oi	1,399,600	[a]	670,708
Petroleo Brasileiro, ADR	80,306		1,150,785
Vale	88,100	[a]	1,103,550
			8,723,761
China - 28.7%
Alibaba Group Holding, ADR	25,260	[a]	4,623,338
China Communications Services, Cl. H	1,224,000	[a]	1,230,276
China Conch Venture Holdings	241,000	[a]	804,382
China Construction Bank, Cl. H	3,636,399	[a]	3,233,487
China Life Insurance, Cl. H	803,000	[a]	2,209,599
CNOOC, ADR	19,275	[a]	3,348,260
ENN Energy Holdings	152,000	[a]	1,568,458
Geely Automobile Holdings	396,000	[a]	743,596
Guangzhou Automobile Group, Cl. H	606,000	[a]	744,979
Hengan International Group	126,500	[a]	1,022,507
Industrial & Commercial Bank of China,
Cl. H	3,477,090	[a]	2,675,451
Midea Group, Cl. A	94,900	[a]	678,160
PetroChina, ADR	3,980	[a]	262,123
PetroChina, Cl. H	1,280,000	[a]	846,294
Ping An Insurance Group Company of
China, Cl. H	84,000		884,436
Semiconductor Manufacturing
International	997,000	[a]	1,009,733
Shanghai Pharmaceuticals Holding, Cl. H	503,200	[a]	1,130,794
Tencent Holdings	103,550	[a]	4,429,707
			31,445,580
Colombia - 1.2%
Bancolombia, ADR	26,206		1,266,798
Czech Republic - .5%
Moneta Money Bank	163,080	[a,b]	577,536

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Greece - 1.2%
Hellenic Telecommunications
Organization	99,739	[a]	1,264,947
Hong Kong - 6.6%
Beijing Enterprises Water Group	2,288,369	[a]	1,370,150
China Everbright International	1,296,928	[a]	1,268,882
China Mobile, ADR	27,036	[a]	1,424,527
China Overseas Land & Investment	380,000	[a]	1,399,025
China Resources Power Holdings	411,989	[a]	780,967
Shanghai Industrial Holdings	433,000	[a]	970,833
			7,214,384
Hungary - 1.3%
Richter Gedeon	73,412	[a]	1,421,459
India - 7.8%
Adani Ports & Special Economic Zone	189,128	[a]	866,450
Aurobindo Pharma	63,429		634,992
Bank of Baroda	208,819	[a]	296,525
Chennai Super Kings Cricket	5,440,206	[a,c]	0
Coal India	281,052		902,118
ICICI Bank	148,461	[a]	730,864
ICICI Bank, ADR	34,830	[a]	343,424
India Cements	443,651	[a]	546,718
Maruti Suzuki India	5,893	[a]	565,859
Reliance Industries	84,951	[a]	1,470,328
State Bank of India	416,644	[a]	1,576,043
Tata Steel	93,479	[a]	657,726
			8,591,047
Indonesia - 1.7%
Telekomunikasi Indonesia	4,332,400	[a]	1,188,773
Vale Indonesia	2,483,600	[a]	660,292
			1,849,065
Mexico - 2.6%
Alpek	305,740	[a]	448,111
Cemex, ADR	162,982	[a]	790,463
Grupo Financiero Banorte, Cl. O	148,900	[a]	810,705
Mexichem	344,685		838,232
			2,887,511
Peru - .5%
Cia de Minas Buenaventura, ADR	31,701	[a]	527,505
Philippines - 1.0%
Metropolitan Bank & Trust	779,885		1,146,003
Poland - 1.4%
Bank Pekao	51,978		1,556,359
Russia - 5.0%
Gazprom, ADR	59,289	[a]	281,267

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Russia - 5.0% (continued)
Lukoil	18,345	[d]	1,530,651
Lukoil, ADR	6,307		524,742
Moscow Exchange MICEX-RTS	673,730	[a,d]	932,165
Sberbank of Russia	521,058	[a]	1,644,329
Sberbank of Russia, ADR	40,962	[a]	522,675
			5,435,829
South Africa - 3.8%
Barloworld	94,821		848,452
Sasol	40,290		1,228,904
Sasol, ADR	19,738		602,798
Standard Bank Group	53,281		732,504
The Foschini Group	57,562		701,669
			4,114,327
South Korea - 13.3%
CJ CheilJedang	2,468		706,585
E-MART	5,688		910,323
Hankook Tire	19,023		723,067
Hyundai Engineering & Construction	10,799		549,216
Hyundai Heavy Industries	4,398	[a]	514,214
Hyundai Mobis	6,475		1,269,438
KB Financial Group	23,171		913,696
KB Financial Group, ADR	6,652		261,623
Korea Electric Power	16,696		517,343
Korea Electric Power, ADR	11,232		171,962
POSCO, ADR	17,320		1,009,756
Samsung Electronics	102,827		4,123,320
Samsung Fire & Marine Insurance	1,846		494,860
Shinhan Financial Group	26,397		1,024,477
SK Innovation	4,882		816,054
SK Telecom, ADR	24,619		630,246
			14,636,180
Taiwan - 8.5%
ASE Technology Holding	440,048	[a]	899,356
Delta Electronics	258,000	[a]	1,286,793
Fubon Financial Holding	761,000	[a]	1,125,063
Quanta Computer	309,000	[a]	574,295
Taiwan Semiconductor Manufacturing	582,638	[a]	4,524,572
Yuanta Financial Holding	1,572,000	[a]	891,310
			9,301,389
Thailand - 1.1%
Krung Thai Bank	1,943,900		1,190,552
Turkey - 1.4%
Cola-Cola Icecek	106,215		668,538
Turkcell Iletisim Hizmetleri	255,471		684,351

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares	Value ($)
Common Stocks - 96.8% (continued)
Turkey - 1.4% (continued)
Turkcell Iletisim Hizmetleri, ADR		36,358	239,963
			1,592,852
United Arab Emirates - 1.2%
DP World		36,172 [a]	579,114
Dubai Islamic Bank		558,758	794,097
			1,373,211
Total Common Stocks (cost $93,598,245)			106,116,295

Exchange-Traded Funds - 1.1%
United States - 1.1%
iShares MSCI Emerging Markets ETF
(cost $1,151,336)		28,470	1,208,267
	Preferred
	Dividend
	Yield (%)
Preferred Stocks - .6%
Brazil - .6%
Banco do Estado do Rio Grande do Sul,
Cl. B
(cost $145,002)	8.24	102,400	679,368
	1-Day
	Yield (%)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,166,780)	2.41	1,166,780 [e]	1,166,780
Total Investments (cost $96,061,363)		99.6%	109,170,710
Cash and Receivables (Net)		.4%	445,227
Net Assets		100.0%	109,615,937

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
MICEX—Moscow Interbank Currency Exchange

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $577,536 or .53% of net assets.

[c]	The fund held Level 3 securities at February 28, 2019, these securities were valued at $0 or .0% of net assets.
[d]

The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At February 28, 2019, the value of this security amounted to $2,462,816 or 2.25% of net assets.

[e]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
February 28, 2019 (Unaudited)

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common
Stocks	103,653,479	2,462,816	†	-	106,116,295
Equity Securities - Preferred
Stocks	679,368	-		-	679,368
Exchange-Traded Funds	1,208,267	-		-	1,208,267
Investment Company	1,166,780	-		-	1,166,780

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At February 28, 2019, accumulated net unrealized appreciation on investments was $13,109,347, consisting of $17,097,408 gross unrealized appreciation and $3,988,061 gross unrealized depreciation.

At February 28, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      April 16, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)